Share-Based Payments - Total Expenses Arising from Share-Based Payment Transactions (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share-based payment expense	$ 1,724,282	$ 1,581,987	$ 2,263,843
Share-based payment expense	$ 1,724,282	$ 1,581,987